COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	Feb. 29, 2024 USD ($)
COMMITMENTS AND CONTINGENCIES
February 2025	$ 5,748
February 2026	4,885
February 2027	4,039
February 2028	2,914
February 2029	2,248
Thereafter	2,422
Total	$ 22,256